Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011
Inventory Disclosure [Abstract]
Finished goods	$ 4,959	$ 7,112
Work in process	5,777	5,112
Raw materials	3,678	4,763
Total	$ 14,414	$ 16,987